Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,229.6	$ 1,136.3
Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	260.2	237.4
Short-term investments | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	18.9	33.2
Short-term investments | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	3.6	6.3
Mohawk Industries, Inc. common stock fund | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	23.7	27.5
Mohawk Industries, Inc. common stock fund | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	3.7	4.2
Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,080.2	962.2
Mutual Funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	210.9	183.5
Common collective funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	106.8	113.4
Common collective funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 42.0	$ 43.4